NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	May 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Aug. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	one-for-one thousand (1:1,000)
Foreign currency transaction, gain		$ 90,000	$ 648,000
Cash and cash equivalents		0	0
Refundable advance deposit				$ 120,958
Allowance for recoverability of refundable advance deposit		120,958
Deferred offering cost		27,117
GST tax receivable		$ 2,950	$ 2,867
Common stock, par value		$ 0.001	$ 0.001
Research and development costs		$ 248,102	$ 247,919
Research and development tax credit		$ 129,132	$ 129,841
Beneficial ownership conversion description		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance
Beneficial ownership percentage		4.99%